TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)
Carry forward tax losses			$ 5,891
Tax rate		20.00%	24.00%	25.00%	25.00%	26.50%
Unrecognized tax benefits			$ 908	$ 663		$ 893
Revenues			64,292	$ 67,825		$ 63,736
Estimated tax expense			$ 377
Parent Company [Member]
Revenues | ₪					₪ 10,000,000
Minimum [Member]
Carry forward tax losses for subsidiaries, term			1 year
Maximum [Member]
Carry forward tax losses for subsidiaries, term			20 years
2017 [Member]
Tax rate				24.00%	24.00%
2018 [Member]
Tax rate				23.00%	23.00%
Subsidiary of Common Parent [Member]
Carry forward tax losses			$ 16,307
Development area A [Member]
Tax rate	7.50%			9.00%	9.00%
Other area [Member]
Tax rate				16.00%	16.00%
Technological preferred enterprise [Member]
Tax rate				12.00%	12.00%
Technological preferred enterprise development area A [Member]
Tax rate				7.50%	7.50%
Foreign Tax Authority [Member]
Tax rate				4.00%	4.00%